Derivatives Instruments (Details) - Schedule of derivative instruments - Foreign currency exchange [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Cost of revenues	$ (26)	$ (25)	$ 18
Sales and marketing	(15)	(16)	13
General and administrative	(6)	(6)	6
Total expenses (income)	$ (47)	$ (47)	$ 37